Debt (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Net Total Debt	$ 469,402,368
Total current portion of long-term debt	49,521,393	$ 27,014,500
Non-current portion of long-term debt	407,756,525	361,227,904
Loans Payable [Member]
Total debt	469,402,368	396,464,628
Deferred Finance Fees	(12,124,450)	(8,222,224)
Net Total Debt	457,277,918	388,242,404
Current portion of long-term debt	52,578,462	29,137,825
Current portion of deferred finance fees	(3,057,069)	(2,123,325)
Total current portion of long-term debt	49,521,393	27,014,500
Non-current portion of long-term debt	407,756,525	361,227,904
First ABN Facility [Member]
Total debt	3,500,000	5,000,000
Second ABN Facility [Member]
Total debt	0	50,270,000
DVB Facility [Member]
Total debt	0	80,462,000
Joint Bank Facility [Member]
Total debt	0	212,282,628
NIBC Bank Facility [Member]
Total debt	10,660,000	11,725,000
CACIB Bank Facility [Member]
Total debt	37,600,000	36,725,000
ABN/DVB Joint Bank Facility [Member]
Total debt	218,350,100	0
Nordea/SEB Joint Bank Facility [Memebr]
Total debt	145,292,268	0
Third Abn Facility [Member]
Total debt	$ 54,000,000	$ 0